Income Taxes - Schedule of Provision for Income Taxes (Details) - DIAMIR BIOSCIENCES CORP. [Member] - USD ($)	12 Months Ended
	May 31, 2025	May 31, 2024
Current:
Federal	$ 16,483	$ 112,947
State	1,456	1,456
Total current	17,939	114,403
Deferred:
Federal
State
Total deferred
Total	$ 17,939	$ 114,403